OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Other Current Liabilities

	As of December 31,
	2 0 1 9	2 0 1 8

Accrued salaries and fringe benefits	$12,080	$14,281
Accrued warranty costs (See B below)	5,132	5,622
Governmental institutions	4,193	4,417
Other	346	759
	$21,751	$25,079

Changes in the Product Warranty Accrual

The following table provides the changes in the product warranty accrual for the fiscal years ended December 31, 2019 and 2018:

	As of December 31,
	2 0 1 9	2 0 1 8

Balance as of beginning of year	$5,622	$5,055
Services provided under warranty	(6,759)	(6,428)
Changes in provision	6,269	6,995
Balance as of end of year	$5,132	$5,622